Deferred Charges	12 Months Ended
Dec. 31, 2011
Deferred Charges (Abstract)
Deferred Charges
12.	Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Drydocking	Financing Costs	Total
Balance, December 31, 2009	13,897	1,479	15,376
- Additions	9,987	411	10,398
- Disposals	(1,043)	-	(1,043)
- Amortization for the year	(5,805)	(861)	(6,666)
Balance, December 31, 2010	17,036	1,029	18,065
- Additions	8,935	1,319	10,254
- Disposals	(602)	-	(602)
- Amortization for the year	(7,112)	(1,003)	(8,115)
Balance, December 31, 2011	18,257	1,345	19,602

The amortization for drydocking costs is included in cost of revenue and in selling and distribution cost in the accompanying consolidated statements of income, according to their function. The amortization of financing costs is included in interest and finance costs in the accompanying consolidated statements of income.